Capital stock, warrants and stock options (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Estimated Fair Value of Special Warrant Liabilities

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

March 2023 special warrants	Conversion Date	Grant Date
Expected life	977 days	1096 days
Volatility	24%	24%
Risk free interest rate	4.64%	3.40%
Dividend yield	0%	0%
Share price (C$)	$0.15	$0.11
Fair value of March 2023 Unit	$9,809,314	$4,536,020
Change in derivative liability	$5,273,294

Common Stock	$7,425,377
Warrant	$2,383,937

Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at December 31, 2023 and December 31, 2022:

March 2023 warrants	December 31, 2023	Grant Date
Expected life	817 days	977 days
Volatility	24%	24
Risk free interest rate	3.88%	4.33
Dividend yield	0%	0%
Share price (C$)	$0.11	$0.19
Fair value	$281,085	$2,383,937
Change in derivative liability	$(2,102,852)

April 2022 special warrants issuance	December 31, 2023	December 31, 2022
Expected life	457 days		822 days
Volatility	110%		120%
Risk free interest rate	3.88%		4.06%
Dividend yield	0%		0%
Share price (C$)	$0.11		$0.17
Fair value	$546,592		$2,406,104
Change in derivative liability	$(1,859,512)	$

April 2022 non-brokered issuance	December 31, 2023	December 31, 2022
Expected life	457 days	822 days
Volatility	110%	120%
Risk free interest rate	3.88%	4.06%
Dividend yield	0%	0%
Share price (C$)	$0.11	$0.17
Fair value	$21,252	$93,553
Change in derivative liability	$(72,301)	$

May 2022 Teck issuance	December 31, 2023		December 31, 2022
Expected life		Exercised	864 days
Volatility		N/A	120%
Risk free interest rate		N/A	4.06%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$0.17
Fair value		$-	$684,497

June 2022 issuance	December 31, 2023	December 31, 2022
Expected life	457 days	822 days
Volatility	110%	120%
Risk free interest rate	3.88%	3.72%
Dividend yield	0%	0%
Share price (C$)	$0.11	$0.17
Fair value	$17,589	$77,429
Change in derivative liability	$(59,840)	$-

February 2021 issuance	December 31, 2023	December 31, 2022
Expected life	771 days	1,136 days
Volatility	110%	120%
Risk free interest rate	3.88%	3.72%
Dividend yield	0%	0%
Share price	$0.11	$0.17
Fair value	$367,349	$1,335,990
Change in derivative liability	$(968,641)	$-

August 2020 issuance	December 31, 2023	December 31, 2022
Expected life	Expired	243 days
Volatility	N/A	120%
Risk free interest rate	N/A	4.06%
Dividend yield	N/A	0%
Share price	N/A	$0.17
Fair value	$-	$903,697
Change in derivative liability	$(903,697)	$

June 2019 issuance	December 31, 2023	December 31, 2022
Expected life	731 days	1,096 days
Volatility	110%	120%
Risk free interest rate	3.88%	3.82%
Dividend yield	0%	0%
Share price	$0.11	$0.17
Fair value	$226,570	$725,737
Change in derivative liability	$(499,167)	$-

August 2019 issuance (ii)	December 31, 2023	December 31, 2022
Expected life	731 days	1,096 days
Volatility	110%	120%
Risk free interest rate	3.88%	3.82%
Dividend yield	0%	0%
Share price	$0.11	$0.17
Fair value	$348,211	$1,115,369
Change in derivative liability	$(767,158)	$-

Schedule of Warrant Activity

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2021	111,412,712	$0.54	$0.18
Issued	50,955,636	0.37	0.15
Expired	(239,284)	0.70	0.21
Balance, December 31, 2022	162,129,064	$0.49	$0.17
Issued	51,633,727	0.15	0.05
Exercised	(10,416,667)	0.11	0.12
Expired	(58,284,148)	0.50	0.27
Balance, December 31, 2023	145,061,976	$0.37	$0.09

Schedule of Warrants Outstanding Exercise Price

At December 31, 2023, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

April 1, 2025	0.37	40,538,969	40,538,969
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
March 27, 2026	0.15	51,633,727	51,633,727
		145,061,976	145,061,976

Schedule of Compensation Options

At December 31, 2023, the following compensation options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2021	3,590,907	$0.35
Issued – April 2022 Compensation Options (i)	1,879,892	0.30
Balance, December 31, 2022	5,470,799	0.34
Issued – March 2023 Compensation Options (ii)	2,070,258	0.15
Expired – August 2020 Compensation Options	(3,239,907)	0.35
Balance, December 31, 2023	4,301,150	$0.24

(i)	The grant date fair value of the April 2022 Compensation Options were estimated at $264,435 using the Black-Scholes valuation model with the following underlying assumptions:

Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
April 2022	2.34%	0%	120%	C$0.30	2 years

(ii)	The grant date fair value of the March 2023 Compensation Options were estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

Schedule of Broker Exercise Prices
	Exercise	Number of	Fair value
Expiry date	price (C$)	broker options	($)

February 16, 2024 (i)	$0.40	351,000	$68,078
April 1, 2024 (ii)	$0.30	1,879,892	$264,435
March 27, 2026 (iii)	$0.15	2,070,258	$111,971
		4,301,150	$444,484

(i)	Exercisable into one February 2021 Unit
(ii)	Exercisable into one April 2022 Unit
(iii)	Exercisable into one March 2023 Unit

Schedule of Stock Options

The following table summarizes the stock option activity during the years ended December 31, 2023 and 2022:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2021	9,053,136	$0.58
Granted (i)	700,000	$0.15
Expired, May 1, 2022	(47,000)	$10.00
Forfeited, November 25, 2022	(150,000)	$0.15
Expired, December 31, 2022	(235,500)	$0.50
Balance, December 31, 2022	9,320,636	$0.51
Expired September 30, 2023	(200,000)	0.60
Expired November 25, 2023	(150,000)	0.15
Balance, December 31, 2023	8,970,636	$0.52

(i)	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income. On November 23, 2022, 400,000 stock options were issued to an employee of the Company, of which 200,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $37,387. The vesting of these options resulted in stock-based compensation of $20,191 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income.

Schedule of Estimated Using Black-Scholes Valuation Model for Fair value of Stock Options

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
October 2019	1.54%	0%	100%	C$0.50	5 years
April 2020	0.44%	0%	100%	C$0.50	5 years
February 2021	0.64%	0%	100%	C$0.34	5 years
November 2022	3.22%	0%	120%	C$0.15	5 years

Schedule of Actual Stock Options Issued and Outstanding

The following table reflects the actual stock options issued and outstanding as of December 31, 2023:

			Number of
	Remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.60	0.82	1,575,000	1,575,000	435,069
0.55	1.30	5,957,659	4,468,245	1,536,764
0.335	0.84	1,037,977	1,037,977	204,213
0.15	3.90	400,000	300,000	37,387
		8,970,636	7,381,222	$2,213,433